Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000144520 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144520 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144520 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000144520 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000144520 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000144520 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000144520 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144520 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000144520 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000144520 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000144520 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144520 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144520 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000144520 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144520 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144520 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144520 | Other
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000193185 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193185 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193185 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000193185 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000193185 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000193185 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000193185 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193185 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000193185 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193185 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193185 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193185 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193185 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193185 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193185 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193185 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193185 | Other
Holdings [Line Items]
Percent of Net Asset Value	23.80%